Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable Modifications Information [Abstract]
TDR's classifications from previously performing loans		$ 11,100	$ 11,800
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	30	69	43
Pre-Modification Outstanding Recorded Investment	[1]	$ 3,427	$ 7,003	$ 3,718
Post-Modification Outstanding Recorded Investment	[1]	$ 3,427	$ 7,003	$ 3,718
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	12	6
Pre-Modification Outstanding Recorded Investment		$ 35	$ 1,171	$ 555
Post-Modification Outstanding Recorded Investment		$ 35	$ 1,171	$ 555
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	6	4	2
Pre-Modification Outstanding Recorded Investment	[1]	$ 747	$ 426	$ 401
Post-Modification Outstanding Recorded Investment	[1]	$ 747	$ 426	$ 401
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	18	44	30
Pre-Modification Outstanding Recorded Investment	[1]	$ 2,349	$ 5,653	$ 2,871
Post-Modification Outstanding Recorded Investment	[1]	$ 2,349	$ 5,653	$ 2,871
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	10	4
Pre-Modification Outstanding Recorded Investment		$ 35	$ 1,076	$ 504
Post-Modification Outstanding Recorded Investment		$ 35	$ 1,076	$ 504
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	1	3	1
Pre-Modification Outstanding Recorded Investment	[1]	$ 6	$ 56	$ 44
Post-Modification Outstanding Recorded Investment	[1]	$ 6	$ 56	$ 44
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	1
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 45
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 45
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	5	18	10
Pre-Modification Outstanding Recorded Investment	[1]	$ 325	$ 868	$ 402
Post-Modification Outstanding Recorded Investment	[1]	$ 325	$ 868	$ 402
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	2	1
Pre-Modification Outstanding Recorded Investment		$ 0	$ 95	$ 6
Post-Modification Outstanding Recorded Investment		$ 0	$ 95	$ 6

[1]	Includes New York, New Jersey, Vermont and Massachusetts.